Revenues and Cost of Services - Summary of Cost of Services (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Disclosure of Disaggregation of Revenue from Contracts with Customers [Line Items]
Processing costs	$ 170,508	$ 101,554	$ 444,156	$ 313,294
Hosting expenses	2,814	1,733	8,018	5,518
Amortization of intangible assets	5,540	4,033	15,179	11,147	$ 15,511
Salaries and wages	1,009	798	3,020	2,135
Total	179,294	107,594	468,747	330,521
Internally Generated Software
Disclosure of Disaggregation of Revenue from Contracts with Customers [Line Items]
Amortization of intangible assets	$ 4,963	$ 3,509	$ 13,553	$ 9,574	$ 13,413